Expense Example	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A 1 Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A 3 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A 5 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A 10 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I 1 Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I 3 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I 5 Years	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 10 Years	Prospectus #1 Calvert International Equity Fund Class A 1 Year	Prospectus #1 Calvert International Equity Fund Class A 3 Years	Prospectus #1 Calvert International Equity Fund Class A 5 Years	Prospectus #1 Calvert International Equity Fund Class A 10 Years	Prospectus #1 Calvert International Equity Fund Class C 1 Year	Prospectus #1 Calvert International Equity Fund Class C 3 Years	Prospectus #1 Calvert International Equity Fund Class C 5 Years	Prospectus #1 Calvert International Equity Fund Class C 10 Years	Prospectus #1 Calvert International Equity Fund Class I 1 Year	Prospectus #1 Calvert International Equity Fund Class I 3 Years	Prospectus #1 Calvert International Equity Fund Class I 5 Years	Prospectus #1 Calvert International Equity Fund Class I 10 Years	Prospectus #1 Calvert International Equity Fund Class R6 1 Year	Prospectus #1 Calvert International Equity Fund Class R6 3 Years	Prospectus #1 Calvert International Equity Fund Class R6 5 Years	Prospectus #1 Calvert International Equity Fund Class R6 10 Years	Prospectus #1 Calvert International Opportunities Fund Class A 1 Year	Prospectus #1 Calvert International Opportunities Fund Class A 3 Years	Prospectus #1 Calvert International Opportunities Fund Class A 5 Years	Prospectus #1 Calvert International Opportunities Fund Class A 10 Years	Prospectus #1 Calvert International Opportunities Fund Class C 1 Year	Prospectus #1 Calvert International Opportunities Fund Class C 3 Years	Prospectus #1 Calvert International Opportunities Fund Class C 5 Years	Prospectus #1 Calvert International Opportunities Fund Class C 10 Years	Prospectus #1 Calvert International Opportunities Fund Class I 1 Year	Prospectus #1 Calvert International Opportunities Fund Class I 3 Years	Prospectus #1 Calvert International Opportunities Fund Class I 5 Years	Prospectus #1 Calvert International Opportunities Fund Class I 10 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 1 Year	Prospectus #1 Calvert International Opportunities Fund Class R6 3 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 5 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class A 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class C 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class I 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 10 Years
USD ($)	642	917	1,213	2,052	98	336	593	1,328	645	906	1,187	1,986	302	633	1,089	2,162	101	324	565	1,256	94	302	527	1,174	635	880	1,145	1,898	292	609	1,051	2,083	91	297	520	1,161	87	286	502	1,125	653	924	1,216	2,042	311	652	1,119	2,219	110	343	595	1,317	103	322	558	1,236	639	896	1,173	1,961	296	623	1,076	2,138	95	314	550	1,229